Schedule of Income Tax Expense (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loss before income tax expense
Loss from Chinese mainland operations	¥ (22,718)	¥ (47,786)
Loss from non-Chinese mainland operations	(3,045)	(7,186)
Loss before income tax	(25,763)	(54,972)
Income tax benefit applicable to Chinese mainland operations
Deferred tax	263	263
Subtotal income tax benefit applicable to Chinese mainland operations	263	263
Non-Chinese mainland withholding tax expense	(68)	(163)
Total income tax benefit from operations	¥ 195	¥ 100